Capital management - Summary of net debt and corresponding gearing ratios (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Group debt	R$ 8,512,319	R$ 8,175,437
Structured financing	1,841,790	1,933,522
Total debt	10,354,109	10,108,959
Cash	(3,943,307)	(3,553,126)	R$ (2,485,641)
Securities purchased under agreements to resell	(2,760,296)	(646,478)	(1,071,328)
Certificate deposits (Securities)	(67,985)	(252,877)	R$ (194,892)
Deposits at Central Bank	(2,438,896)	(514,999)
Net debt	1,143,625	5,141,479
Total equity attributable to owners of the parent company	19,449,352	17,035,735
Total capital	R$ 20,592,977	R$ 22,177,214
Gearing ratio %	5.55%	23.18%